Investments (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net realized gains (losses) related to sales and other
Total net realized gains related to sales and other	$ 17,044	$ 16,365	$ 13,489
Net other-than-temporary investment losses recognized in earnings	(7,023)	(24)	(1,865)
Total net realized gains	10,021	16,341	11,624
Fixed maturity securities
Net realized gains (losses) related to sales and other
Total net realized gains related to sales and other	3,164	16,820	4,554
Net other-than-temporary investment losses recognized in earnings	(2,382)	(24)	(1,865)
Equity securities
Net realized gains (losses) related to sales and other
Total net realized gains related to sales and other	1,791	(328)	8,793
Commercial mortgage loans on real estate
Net realized gains (losses) related to sales and other
Total net realized gains related to sales and other	390	32	1,599
Other investments
Net realized gains (losses) related to sales and other
Total net realized gains related to sales and other	11,699	(159)	(1,457)
Net other-than-temporary investment losses recognized in earnings	$ (4,641)	$ 0	$ 0